Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Raw materials	697,467	802,067
Finished goods	1,953,490	1,987,378
	2,650,957	2,789,445

The Company consistently monitors its inventories for potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserve was made for inventories as of December 31, 2024 and 2025.